Cash and Restricted Cash (Details Narrative) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
DisclosureOfCashAndRestrictedCashLineItems [Line Items]
Restricted cash	$ 165	$ 115
Standby Letter of Credit
DisclosureOfCashAndRestrictedCashLineItems [Line Items]
Restricted cash	$ 75	$ 75